Financial instruments with off-balance sheet credit risk (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Off-balance Sheet Risks [Line Items]
Within 1 year	$ 292,720
From 1 to 2 years	41,269
From 2 to 5 years	51,551
More than 5 years	578
Maturity Of Banks Outstanding Financial Instruments With Off Balance Sheet Credit Risk	$ 386,118